Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LONG-TERM ASSETS [Abstract]
Schedule of Other Long-term assets

	December 31, 2018	December 31, 2017
Prepaid expenses	1,713	—
Fuel delivery	687	687
Other	1,244	82

Total other long-term assets	$3,644	$769